Operating Leases - Current and Non-current Lease Obligation (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Operating leases
Total operating lease liabilities		¥ 803,170
Less: Current operating lease liabilities	$ (42,910)	(298,728)
Long-term operating lease liabilities	$ 72,459	¥ 504,442